Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,111,706.56
Total Fee Amount	1,258.33
Total Offset Amount	0.00
Net Fee	$ 1,258.33
Offering Table N/A
Offset Table N/A	N/A